FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Greg A. Bottjer – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: May 31

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

ICA File Num	Registrant Name	fund name	company name	Ticker	security id	Meeting_Date	Proponent	item desc	mgtrec vote	client vote	Vote cast “for” or “against” Mgmt
811-07751	Nuveen Multistate Trust IV	Nuveen Kansas Municipal Bond Fund	PUERTO RICO INFRASTRUCTURE FING AUTH SPL TAX REVENUE	NULL	745220FS7	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-07751	Nuveen Multistate Trust IV	Nuveen Kansas Municipal Bond Fund	Children’s Trust, Puerto Rico	NULL	16876QBF5	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-07751	Nuveen Multistate Trust IV	Nuveen Missouri Municipal Bond Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAG0	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-07751	Nuveen Multistate Trust IV	Nuveen Missouri Municipal Bond Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAH8	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-07751	Nuveen Multistate Trust IV	Nuveen Wisconsin Municipal Bond Fund	PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY	NULL	745266BC9	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-07751	Nuveen Multistate Trust IV	Nuveen Wisconsin Municipal Bond Fund	Puerto Rico Housing Finance Authority	NULL	74526LCZ4	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust IV

By	/s/ Greg A. Bottjer
Greg A. Bottjer – Chief Administrative Officer

Date

August 29, 2017